Other financial assets	12 Months Ended
Dec. 31, 2017
Disclosure of other financial assets [Abstract]
Disclosure of other financial assets [Text block]
Table of Contents

Note 13Other financial assets

The changes during 2017 were as follows:

Philips Group
Other non-current financial assets
in millions of EUR
2017
	available-for-sale financial assets	loans and receivables	held-to-maturity investments	financial assets at fair value through profit or loss	total
Balance as of January 1, 2017	172	134	2	27	335
Changes:
Reclassifications	(1)	2	-	1	2
Acquisitions/additions	368	5	-	-	374
Sales/redemptions	(23)	(8)	-	(3)	(34)
Impairment	(1)	-			(1)
Value adjustments	(46)	-		8	(39)
Translation differences and other	(24)	(20)	(1)	(6)	(50)
Balance as of December 31, 2017	446	114	1	27	587
Philips Group
Other non-current financial assets
in millions of EUR
2016
	available-for-sale financial assets	loans and receivables	held-to-maturity investments	financial assets at fair value through profit or loss	total
Balance as of January 1, 2016	232	222	2	33	489
Changes:
Reclassifications	(56)	(100)		-	(156)
Acquisitions/additions	44	26	-	3	73
Sales/redemptions	(3)	(22)		(1)	(26)
Impairment	(27)	-	-		(27)
Value adjustments	(19)	(2)		(8)	(29)
Translation differences and other	1	10	-	-	11
Balance as of December 31, 2016	172	134	2	27	335
Available-for-sale financial assets

The Company’s investments in available-for-sale financial assets mainly consist of investments in common shares of companies in various industries. In 2017, the main movements in available-for-sale financial assets can be explained by transactions following the divestment of the combined Lumileds and Automotive businesses as further described in Discontinued operations and assets classified as held for sale.

The Company sold the majority stake in the combined Lumileds and Automotive businesses on June 30, 2017. The retained investment in Luminescence Coöperatief U.A., a Dutch cooperative with excluded liability ( coöperatie met uitgesloten aansprakelijkheid), consisting of a 19.1% membership interest and a participating preferred interest received as part of the sale, is classified under available-for-sale financial assets. As of December 31, 2017, the investment was valued at EUR 243 million, reflecting a value adjustment of EUR 49 million in the second half of 2017.

Contractual obligations

The Company has entered into contracts with venture capitalists where it committed itself to make, under certain conditions, capital contributions to their investment funds to an aggregated amount of EUR 83 million (2016: EUR 90 million) until June 30, 2021. As at December 31, 2017 capital contributions already made to these investment funds are recorded as available-for-sale financial assets within Other non-current financial assets.

Current financial assets

Current financial assets decreased by EUR 99 million from EUR 101 million in 2016 to EUR 2 million in 2017. This is mainly due to the repayment of EUR 90 million of loans by TPV Technology limited.